Debt - Convertible Notes due 2027 (Details) $ / shares in Units, $ in Thousands, equityInstrument in Millions		1 Months Ended
	Dec. 17, 2020 USD ($) equityInstrument tradingDay $ / shares	Jan. 31, 2024 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Face amount of debt instrument			$ 1,529,855	$ 1,911,459
Equity			3,807,764	3,466,611	$ 3,096,550		$ 2,797,839
Additional paid-in capital
Debt Instrument [Line Items]
Equity			1,915,115	1,868,015	1,818,508		1,834,169
Retained earnings
Debt Instrument [Line Items]
Equity			$ 2,456,800	2,160,173	$ 1,791,740		1,323,091
Impact of Change in Accounting Policy
Debt Instrument [Line Items]
Equity							(53,789)
Impact of Change in Accounting Policy | Additional paid-in capital
Debt Instrument [Line Items]
Equity						$ (54,100)	(54,052)
Impact of Change in Accounting Policy | Retained earnings
Debt Instrument [Line Items]
Equity						$ 300	263
Convertible Notes due 2027 | Senior Unsecured Notes
Debt Instrument [Line Items]
Stated interest rate	0.00%		0.00%
Face amount of debt instrument	$ 500,000		$ 500,000	$ 500,000
Net proceeds from the issuance of convertible debt	497,600
Payments of debt issuance costs	$ 3,700
Liability component of convertible debt							445,900
Equity component of convertible debt							$ 54,100
Effective interest rate	1.65%
Conversion rate	0.01238825
Conversion price (in USD per share) | $ / shares	$ 80.7218
Shares underlying conversion (in shares) | equityInstrument	6.2
Threshold trading days | tradingDay	20
Consecutive trading days | tradingDay	30
Threshold percentage of stock price trigger	130.00%
Threshold days for parity event or trading price unavailability event	10 days
Threshold percentage of average daily volume-weighted average trading price of common stock	25.00%
Convertible Notes due 2027 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Conversion rate		0.0123763
Conversion price (in USD per share) | $ / shares		$ 80.7996